Pension Liability (Tables)	12 Months Ended
Dec. 31, 2021
Pension Liability [Abstract]
Schedule of information on the pension plan
	2021	2020	2019
Service cost	$48,641	$24,875	$25,206
Interest cost	732	832	2,992
Expected return on assets	(6,314)	(1,713)	(4,249)
Effect of settlement	-	(28,754)	(5,810)
Actuarial loss outside corridor recognized	983	-	-
Administrative expenses	3,141	1,185	1,946

Net periodic pension cost	$47,183	($3,575)	$20,085

Schedule of projected benefit obligation and the changes to the fair value of the plan assets of the pension plan
	2021	2020
Projected benefit obligation, beginning of period	$273,675	$386,064
Service cost	48,641	24,875
Interest cost	732	832
Transfers-in and (-out), net	442,557	(169,942)
Actuarial (gain)/ loss	167,864	3,561
Currency conversion adjustments	(6,100)	28,285
Projected benefit obligation, end of period	$927,369	$273,675

Plan assets, beginning of period	$95,406	$205,816
Actual return on plan assets	70,634	(620)
Employer contributions	34,062	15,207
Participant contributions	20,738	6,954
Transfers-in and (-out), net	392,021	(142,931)
Administration expenses	(3,141)	(1,185)
Currency conversion adjustments	(1,242)	12,165
Plan assets, end of period	$608,478	$95,406

Accrued pension liability	$318,891	$178,269

Schedule of unrecognized pension cost in accumulated other comprehensive income/loss
	2021	2020
Net loss, beginning of period	$19,381	$18,698
Other gain/loss during the period	103,544	5,895
Other prior year gain/loss recognized in period	(983)
Effect of settlement	-	(5,212)
Amortization of pension related net loss	-	-
Net loss, end of period	121,942	19,381

Prior service cost, beginning of period	-	-
Amortization of prior service cost	29,797	-
Prior service cost end of period	29,797	-

Total unrecognized pension cost, end of period	$151,739	$19,381

Schedule of weighted average of the key assumptions used to compute the benefit obligations
	2021	2020
Discount rate	0.30%	0.15%
Rate of increase in compensation level	0.00%	0.00%
Interest credit rate on savings accounts	1.00%	1.00%
Expected long-term rate of return on plan assets	2.00%	2.00%
Inflation rate	0.60%	0.60%